CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income	$ 1,306	$ 34	$ 1,719	$ 182
Items that will not be reclassified subsequently to profit or loss:
Marketable securities	45	38	165	46
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(1)	(21)	20	(2)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	(1)	0	(1)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	90	(5)	94	28
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(46)	21	91	15
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	424	115	50	(1,720)
Other comprehensive income, before tax, cash flow hedges	(19)	(16)	160	(265)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(47)	(4)	(41)	130
Taxes on the above items	6	10	(34)	50
Equity accounted investments	(3)	(72)	5	34
Other comprehensive income that will be reclassified to profit or loss, net of tax	361	33	140	(1,771)
Total other comprehensive income (loss)	315	54	231	(1,756)
Comprehensive income	1,621	88	1,950	(1,574)
Attributable to:
Limited partners	326	(56)	380	(589)
General partner	51	45	101	88
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	135	(25)	157	(248)
Comprehensive Income (Loss), Portion Attributable to Noncontrolling interest, Limited Partnerships, Class A shares of Brookfield Infrastructure Corporation	49	(8)	58	(9)
Comprehensive Income (Loss), Portion Attributable To Non-controlling Interest, Exchange LP Units	1	0	1	(2)
Interest of others in operating subsidiaries	$ 1,059	$ 132	$ 1,253	$ (814)